Long-term investments - Held-to-maturity investments and other long-term investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Long-term investments.
Equity investments - equity method	¥ 52,602	$ 7,522	¥ 56,319
Equity investments - without readily determinable fair values	103,401	14,786	132,348
Equity investments - securities with readily determinable fair values (Note 22(a))	3,105	444	2,074
Held-to-maturity investments	67,904	9,710	343,300
Total	¥ 227,012	$ 32,462	¥ 534,041